Warrants (Details) - Warrants [Member] - $ / shares	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
IfrsStatementLineItems [Line Items]
Number of Warrants outstanding at beginning	44,158,331	27,584,605
Weighted Average Exercise Price, Warrants outstanding at beginning	$ 0.33	$ 0.53
Warrants Issued pursuant to private placement	8,200,000	5,000,000
Weighted Average Exercise Price,Issued pursuant to private placement	$ 0.20	$ 0.13
Warrants Issued pursuant to private placement		10,000,000
Weighted Average Exercise Price, Issued pursuant to private placement		$ 0.13
Warrants expired		(17,183)
Weighted Average Exercise Price, Warrants expired		$ (14.05)
Warrants Cancellation of prior warrants associated with convertible debt		(6,818,182)
Weighted Average Exercise Price, Cancellation of prior warrants associated with convertible debt		$ 0.55
Warrants Issuance of new warrants associated with convertible debt		6,818,182
Weighted Average Exercise Price, Issuance of new warrants associated with convertible debt		$ 0.16
Warrants Consideration warrants for convertible debt maturity extension		1,590,909
Weighted Average Exercise Price, Consideration warrants for convertible debt maturity extension		$ 0.16
Warrants Issuance pursuant to the Offering	23,162,579
Weighted Average Exercise Price, Issuance pursuant to the Offering	$ 0.30
Expiration of broker warrants	(757,125)
Weighted Average Exercise Price, Expiration of broker warrants	$ 0.44
Expiration of warrants	(17,843,998)
Weighted Average Exercise Price, Expiration of warrants	$ 0.55
Number of Warrants outstanding at ending	56,919,787	44,158,331
Weighted Average Exercise Price, Warrants outstanding at ending	$ 0.22	$ 0.33